Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Classes of current inventories [abstract]
Raw materials	$ 2,142	$ 2,290
Work in progress	735	488
Finished goods	26,264	22,367
Total Inventories	$ 29,141	$ 25,145